Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade receivables	$ 100,955	$ 105,519
Short-term deposits	13,894	180,458
Trade payables	(82,516)	(93,043)
Lease liabilities	(99,108)	(143,219)
Currency Risk | SEK/USD
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade payables	(942)	(723)
Total	(942)	(723)
Currency Risk | SEK/EUR
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade receivables	6,864	9,220
Liabilities to credit institutions	(4,002)	(5,314)
Trade payables	(15,944)	(14,732)
Lease liabilities	(2,615)	(2,903)
Total	(15,697)	(13,729)
Currency Risk | SEK/GBP
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Trade receivables	25	382
Trade payables		(1,238)
Total	25	(856)
Currency Risk | SEK/CNY
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Short-term deposits	4,315	78,766
Total	$ 4,315	$ 78,766